Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	21.00%	21.00%
Valuation allowance	$ 81,860	$ 59,099
Change in the valuation allowance	22,761	7,566
Operating loss carryforwards	517,700	$ 377,300
Federal research and development credit carryforwards for income tax expense	$ 1,200
Current carryforwards expiration term	If not used, the current carryforwards will expire beginning in 2034.
State [Member]
Income Taxes (Details) [Line Items]
Expiration term	U.S. federal net operating loss carryforwards begin to expire in 2033, and state operating loss carryforwards begin to expire in 2027.
U.S. Federal [Member]
Income Taxes (Details) [Line Items]
Expiration term	$248,600